EQUITY (10K) (Details)	12 Months Ended
	Dec. 31, 2014 Demand $ / shares shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2013 $ / shares shares
Scenario [Line Items]
Common stock, authorized (in shares)	250,000,000	250,000,000	250,000,000
Preferred stock, authorized (in shares)	1,000,000		1,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares issued (in shares)	13,724,756	13,724,756	13,700,862
Common stock, shares outstanding (in shares)	13,335,258	12,895,772	13,700,862
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Number of demands | Demand	3
Treasury stock outstanding (in shares)	389,498	828,984	0
Bridge Preferred Stock [Member]
Scenario [Line Items]
Preferred stock, shares issued (in shares)	15,000
Sponsor [Member]
Scenario [Line Items]
Common stock, shares outstanding (in shares)			898,438
Period when stocks will be returned	2 years
Expected shares to be forfeited (in shares)	458,952